Property and Equipment, Net (Details) - Schedule of property and equipment, net	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 3,316,983	$ 508,357	¥ 2,916,473
Less: accumulated depreciation	(2,587,771)	(396,599)	(2,147,005)
Total	729,212	111,758	769,468
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,859,484	284,982	1,677,900
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	88,577	13,575	85,368
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 1,368,922	$ 209,800	¥ 1,153,205